Share based compensation expenses - Restriction of ordinary shares held by senior management (Details) ¥ in Thousands		12 Months Ended
	Jun. 28, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 $ / shares	Jul. 31, 2018 $ / shares	May 31, 2018 $ / shares	Mar. 05, 2014 item $ / shares shares
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares							$ 1.4506	$ 1.2785
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 4,534		¥ 3,793	¥ 11,898
Restricted share
Number of shares
Unvested at beginning of the year (in shares) | shares		67,689
Vested (in shares) | shares		(22,669)
Forfeited (in shares) | shares		(33,803)
Unvested at end of the year (in shares) | shares		11,217		67,689
Weighted-Average Grant Date Fair Value
Unvested at beginning of the year (in shares) | $ / shares			$ 0.42
Vested (in dollars per share) | $ / shares			0.42
Forfeited (in dollars per share) | $ / shares			0.42
Unvested at end of the year (in shares) | $ / shares			$ 0.42
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 65		¥ 102	¥ 329
Unrecognized compensation cost | ¥		¥ 33	$ 33
Restricted shares, issued | shares	1,863,043
Weighted average period of unrecognized compensation cost		5 months 26 days
Performance Shares
Additional information
Weighted average period of unrecognized compensation cost		5 months 26 days
Jimu Parent | Restricted share
Share based compensation expenses
Ordinary shares became restricted (as a percent)									40.00%
Ordinary shares held by certain members of senior management | shares									72,000,000
Number of equal and continuous monthly installments upon meting the vesting criteria | item									60
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares						$ 0.42			$ 0.45